Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Net interest income	$ 35,679	$ 28,032	$ 69,560	$ 53,756
Non-interest income	2,614	2,107	5,247	4,210
Total revenue	38,293	30,139	74,807	57,966
Provision for (recovery of) credit losses	428	889	1,128	1,913
Revenue less provision for credit loss	37,865	29,250	73,679	56,053
Non-interest expenses:
Salaries and benefits	11,202	9,155	21,585	17,769
General and administrative	14,400	6,720	22,767	12,209
Premises and equipment	1,884	1,641	3,680	3,237
Noninterest expense	27,486	17,516	48,032	33,215
Income (loss) before income taxes	10,379	11,734	25,647	22,838
Income tax provision	2,854	3,205	7,053	6,166
Net income (loss)	7,525	8,529	18,594	16,672
Total assets	6,440,700	5,047,133	6,440,700	5,047,133	$ 5,808,475
Total liabilities	5,888,462	4,518,827	5,888,462	4,518,827	$ 5,275,802
Net interest income	35,679	28,032	69,560	53,756
Non-interest income	2,614	2,107	5,247	4,210
Total revenue	38,293	30,139	74,807	57,966
Provision for (recovery of) credit losses	428	889	1,128	1,913
Revenue less provision for credit loss	37,865	29,250	73,679	56,053
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	27,768	25,525	54,875	49,210
Non-interest income	373	122	849	247
Total revenue	28,141	25,647	55,724	49,457
Provision for (recovery of) credit losses	495	954	1,176	1,987
Revenue less provision for credit loss	27,646	24,693	54,548	47,470
Non-interest expenses:
Salaries and benefits	7,343	5,836	14,006	11,125
General and administrative	13,824	5,267	21,202	9,983
Premises and equipment	947	947	1,872	1,850
Noninterest expense	22,114	12,050	37,080	22,958
Income (loss) before income taxes	5,532	12,643	17,468	24,512
Income tax provision	1,438	3,443	4,660	6,548
Net income (loss)	4,094	9,200	12,808	17,964
Total assets	5,213,682	4,761,444	5,213,682	4,761,444
Total liabilities	4,926,001	4,386,758	4,926,001	4,386,758
Net interest income	27,768	25,525	54,875	49,210
Non-interest income	373	122	849	247
Total revenue	28,141	25,647	55,724	49,457
Provision for (recovery of) credit losses	495	954	1,176	1,987
Revenue less provision for credit loss	27,646	24,693	54,548	47,470
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	7,911	2,507	14,685	4,546
Non-interest income	(15)	(18)	(15)	(17)
Total revenue	7,896	2,489	14,670	4,529
Provision for (recovery of) credit losses	(67)	(65)	(48)	(74)
Revenue less provision for credit loss	7,963	2,554	14,718	4,603
Non-interest expenses:
Salaries and benefits	2,070	1,464	3,803	2,628
General and administrative	515	800	1,314	1,397
Premises and equipment	353	104	628	213
Noninterest expense	2,938	2,368	5,745	4,238
Income (loss) before income taxes	5,025	186	8,973	365
Income tax provision	1,437	53	2,579	129
Net income (loss)	3,588	133	6,394	236
Total assets	1,221,182	281,153	1,221,182	281,153
Total liabilities	961,343	144,517	961,343	144,517
Net interest income	7,911	2,507	14,685	4,546
Non-interest income	(15)	(18)	(15)	(17)
Total revenue	7,896	2,489	14,670	4,529
Provision for (recovery of) credit losses	(67)	(65)	(48)	(74)
Revenue less provision for credit loss	7,963	2,554	14,718	4,603
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	749	569	1,277	911
Total revenue	749	569	1,277	911
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	749	569	1,277	911
Non-interest expenses:
Salaries and benefits	172	253	378	470
General and administrative	42	343	72	387
Premises and equipment	54	123	102	171
Noninterest expense	268	719	552	1,028
Income (loss) before income taxes	481	(150)	725	(117)
Income tax provision	130	2	195	2
Net income (loss)	351	(152)	530	(119)
Total assets	10,688	11,086	10,688	11,086
Total liabilities	370	9,029	370	9,029
Net interest income	0	0	0	0
Non-interest income	749	569	1,277	911
Total revenue	749	569	1,277	911
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	749	569	1,277	911
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,850	1,789	3,825	3,778
Total revenue	1,850	1,789	3,825	3,778
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,850	1,789	3,825	3,778
Non-interest expenses:
Salaries and benefits	1,617	1,602	3,398	3,546
General and administrative	362	665	868	1,151
Premises and equipment	530	467	1,078	1,003
Noninterest expense	2,509	2,734	5,344	5,700
Income (loss) before income taxes	(659)	(945)	(1,519)	(1,922)
Income tax provision	(151)	(293)	(381)	(513)
Net income (loss)	(508)	(652)	(1,138)	(1,409)
Total assets	15,773	25,224	15,773	25,224
Total liabilities	28,344	19,708	28,344	19,708
Net interest income	0	0	0	0
Non-interest income	1,850	1,789	3,825	3,778
Total revenue	1,850	1,789	3,825	3,778
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,850	1,789	3,825	3,778
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(343)	(355)	(689)	(709)
Total revenue	(343)	(355)	(689)	(709)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(343)	(355)	(689)	(709)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(343)	(355)	(689)	(709)
Premises and equipment	0	0	0	0
Noninterest expense	(343)	(355)	(689)	(709)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(20,625)	(31,774)	(20,625)	(31,774)
Total liabilities	(27,596)	(41,185)	(27,596)	(41,185)
Net interest income	0	0	0	0
Non-interest income	(343)	(355)	(689)	(709)
Total revenue	(343)	(355)	(689)	(709)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ (343)	$ (355)	$ (689)	$ (709)